Jul. 27, 2018

BLACKROCK ALLOCATION TARGET SHARES

BATS: Series A Portfolio

(the “Fund”)

Supplement dated September 11, 2018 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated July 27, 2018, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

The seventh paragraph in the section of the Fund’s Summary Prospectus entitled “Key Facts About BATS: Series A Portfolio — Principal Investment Strategies of the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BATS: Series A Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of the Fund’s Summary Prospectus entitled “Key Facts About BATS: Series A Portfolio — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BATS: Series A Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”